UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22425

Nuveen Build America Bond Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Build America Bond Opportunity Fund (NBD)
	June 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 106.1% (98.8% of Total Investments)

	MUNICIPAL BONDS – 105.3% (98.0% of Total Investments)

	Alabama – 0.6% (0.6% of Total Investments)
$ 1,000	Baptist Health Care Authority, Alabama, An Affiliate of UAB Health System, Taxable Bond Series	No Opt. Call	A3	$ 961,100
	2013A, 5.500%, 11/15/43
	California – 21.9% (20.4% of Total Investments)
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A+	2,110,905
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	No Opt. Call	BBB–	1,042,670
	University Medical Center, Series 2014B, 6.000%, 12/01/24
2,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	AA+	5,871,200
	Bonds, Tender Option Bond Trust TN027, 30.341%, 8/01/49 (IF) (4)
3,185	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	4,308,062
	Capital Projects I, Build America Taxable Bond Series 2010B, 7.618%, 8/01/40
2,650	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	No Opt. Call	AA–	3,340,325
	Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA	5,464,500
	Option Bond Trust T0003, 30.210%, 7/01/42 (IF) (4)
1,000	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds,	No Opt. Call	A	1,097,820
	Federally Taxable Series 2011A-T, 7.500%, 9/01/19
2,200	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	No Opt. Call	AAA	2,774,596
	Build America Taxable Bonds Series 2010A, 5.911%, 4/01/48
675	San Francisco City and County Redevelopment Financing Authority, California, Taxable Tax	No Opt. Call	AA–	825,255
	Allocation Revenue Bonds, San Francisco Redevelopment Projects, Series 2009F,
	8.406%, 8/01/39
2,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA	3,752,800
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond
	Trust B001, 29.317%, 11/01/41 (IF)
315	Stanton Redevelopment Agency, California, Consolidated Project Tax Allocation Bonds, Series	No Opt. Call	A–	357,238
	2011A, 7.000%, 12/01/19
3,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Build	No Opt. Call	AA–	3,743,100
	America Taxable Bonds, Series 2010H, 6.548%, 5/15/48
21,525	Total California			34,688,471
	Colorado – 4.8% (4.5% of Total Investments)
4,000	Colorado State Bridge Enterprise Revenue Bonds, Federally Taxable Build America Series 2010A,	No Opt. Call	AA	4,930,080
	6.078%, 12/01/40
2,175	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Build	No Opt. Call	AA+	2,717,837
	America Series 2010B, 5.844%, 11/01/50
6,175	Total Colorado			7,647,917
	Connecticut – 0.8% (0.7% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,205,940
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	Georgia – 2.1% (1.9% of Total Investments)
3,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	3,297,180
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
	Illinois – 13.2% (12.3% of Total Investments)
3,715	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	3,927,238
	America Bonds, Series 2010B, 6.200%, 12/01/40
1,255	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien,	1/20 at 100.00	A2	1,378,367
	Build America Taxable Bond Series 2010B, 6.845%, 1/01/38
4,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	AA	4,562,160
	2010B, 6.900%, 1/01/40
3,065	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	AA	3,486,897
2,000	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-5,	No Opt. Call	A–	2,188,420
	7.350%, 7/01/35
4,010	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	4,846,326
	Senior Lien Series 2009A, 6.184%, 1/01/34
240	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project,	No Opt. Call	A2	266,119
	Build America Bond Series 2009C, 6.859%, 1/01/39
205	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project,	No Opt. Call	A2	252,054
	Build America Taxable Bond Series 2010A, 7.820%, 1/01/40
18,490	Total Illinois			20,907,581
	Indiana – 0.8% (0.7% of Total Investments)
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series	No Opt. Call	Aa1	1,238,560
	2010B-2, 6.116%, 1/15/40
	Kentucky – 2.4% (2.2% of Total Investments)
3,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	No Opt. Call	AA	3,763,710
	System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43
	Massachusetts – 2.6% (2.4% of Total Investments)
2,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	AAA	4,086,100
	Bond Trust T0004, 25.530%, 6/01/40 (IF) (4)
	Michigan – 1.1% (1.0% of Total Investments)
2,030	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	No Opt. Call	B–	1,755,280
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
	Mississippi – 1.5% (1.4% of Total Investments)
2,085	Mississippi State, General Obligation Bonds, Build America Taxable Bond Series 2010F,	No Opt. Call	AA+	2,343,603
	5.245%, 11/01/34
	Nevada – 2.7% (2.5% of Total Investments)
1,950	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	AA–	2,198,547
1,500	Clark County, Nevada, Airport Revenue Bonds, Taxable Direct Payment Build America Bond Series	No Opt. Call	AA–	2,032,365
	2010C, 6.820%, 7/01/45
3,450	Total Nevada			4,230,912
	New Jersey – 6.9% (6.4% of Total Investments)
3,055	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America	No Opt. Call	A–	3,235,276
	Bonds Issuer Subsidy Program, Series 2010C, 5.754%, 12/15/28
4,000	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	5,386,999
	7.102%, 1/01/41
2,000	Rutgers State University, New Jersey, Revenue Bonds, Build America Taxable Bond Series 2010H,	No Opt. Call	AA–	2,314,480
	5.665%, 5/01/40
9,055	Total New Jersey			10,936,755
	New York – 13.1% (12.2% of Total Investments)
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender	No Opt. Call	AAA	3,927,400
	Option Bond Trust B004, 24.763%, 3/15/40 (IF)
3,270	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Federally	No Opt. Call	AA–	4,231,413
	Taxable Issuer Subsidy Build America Bonds, Series 2010A, 6.668%, 11/15/39
1,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	1,786,935
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA,
	5.440%, 6/15/43 (4)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	4,546,400
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2,
	26.728%, 6/15/44 (IF)
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA	4,493,475
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
1,500	New York City, New York, General Obligation Bonds, Federally Taxable Build America Bonds,	12/20 at 100.00	AA	1,760,565
	Series 2010-F1, 6.646%, 12/01/31
13,770	Total New York			20,746,188
	North Carolina – 1.4% (1.3% of Total Investments)
1,955	North Carolina Turnpike Authority, Triangle Expressway System State Annual Appropriation	1/19 at 100.00	AA	2,200,059
	Revenue Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2009B,
	6.700%, 1/01/39
	Ohio – 4.4% (4.1% of Total Investments)
3,000	American Municipal Power Inc., Ohio, Meldahl Hydroelectric Projects Revenue Bonds, Build	No Opt. Call	A	4,065,210
	America Bond Series 2010B, 7.499%, 2/15/50
2,650	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America	11/20 at 100.00	AA+	2,992,036
	Taxable Bonds, Series 2010, 6.038%, 11/15/40
5,650	Total Ohio			7,057,246
	Pennsylvania – 1.8% (1.7% of Total Investments)
2,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	A+	2,835,450
	2010B, 5.511%, 12/01/45
	South Carolina – 7.4% (6.9% of Total Investments)
8,985	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	11,226,488
	Santee Cooper, Federally Taxable Build America, Series 2010C, 6.454%, 1/01/50 (UB)
205	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	460,707
	Federally Taxable Build America Tender Option Bond Trust T30002, 28.950%, 1/01/50 (IF)
9,190	Total South Carolina			11,687,195
	Tennessee – 3.2% (3.0% of Total Investments)
4,060	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	Aa3	5,038,541
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B,
	6.731%, 7/01/43
	Texas – 6.1% (5.7% of Total Investments)
2,520	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	AA+	3,170,513
	2009B, 5.999%, 12/01/44
2,000	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build	No Opt. Call	A+	2,493,760
	America Taxable Bonds, Series 09B, 7.088%, 1/01/42
1,685	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bond Series 2009B,	No Opt. Call	A2	2,269,139
	6.718%, 1/01/49
1,500	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series	2/20 at 100.00	Baa3	1,772,625
	2010-B2, 8.910%, 2/01/30
7,705	Total Texas			9,706,037
	Virginia – 4.3% (4.0% of Total Investments)
3,110	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	BBB+	4,060,229
	Revenue Bonds, Build America Bonds, Series 2009D, 7.462%, 10/01/46 – AGC Insured
3,560	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	2,686,340
	Refunding Senior Lien Series 2007A, 6.706%, 6/01/46
6,670	Total Virginia			6,746,569
	Washington – 2.2% (2.1% of Total Investments)
2,855	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds,	No Opt. Call	Aa3	3,501,515
	Build America Taxable Bond Series 2010B, 6.790%, 7/01/40
$ 128,165	Total Municipal Bonds (cost $133,441,153)			166,581,909

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.8% (0.8% of Total Investments)

	Diversified Consumer Services – 0.8% (0.8% of Total Investments)
$ 1,300	BCOM Investment Partners LLC, Taxable Notes, Series 2015 (Burrell College of Osteopathic	7.500%	9/01/45	N/R	$ 1,307,800
	Medicine), 144A
1,300	Total Corporate Bonds (cost $1,300,000)				1,307,800
	Total Long-Term Investments (cost $134,741,153)				167,889,709

Principal
Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.3% (1.2% of Total Investments)

	REPURCHASE AGREEMENTS – 1.3% (1.2% of Total Investments)
$ 2,092	Repurchase Agreement with State Street Bank, dated 6/30/15,		0.000%	7/01/15	$ 2,092,099
	repurchase price $2,092,099, collateralized by $2,040,000 U.S. Treasury Notes,
	2.625%, due 11/15/20, value $2,136,900
	Total Short-Term Investments (cost $2,092,099)				2,092,099
	Total Investments (cost $136,833,252) – 107.4%				169,981,808
	Borrowings – (7.5)% (5), (6)				(11,800,000)
	Floating Rate Obligations – (4.5)%				(7,190,000)
	Other Assets Less Liabilities – 4.6% (7)				7,266,215
	Net Assets Applicable to Common Shares – 100%				$ 158,258,023

Investments in Derivatives as of June 30, 2015
Interest Rate Swaps outstanding:

		Fund			Fixed Rate				Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination		Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	Value	(Depreciation)
Barclays Bank PLC	$29,500,000	Receive	1-Month USD-LIBOR-ICE	1.655%	Monthly	12/01/15	6/01/20	$(476,925)	$(476,925)
Barclays Bank PLC*	8,100,000	Receive	3-Month USD-LIBOR-ICE	3.219	Semi-Annually	1/15/16	1/15/44	(371,378)	(371,908)
Barclays Bank PLC*	22,000,000	Receive	3-Month USD-LIBOR-ICE	2.971	Semi-Annually	7/13/16	7/13/45	340,262	340,262
Morgan Stanley*	32,300,000	Receive	3-Month USD-LIBOR-ICE	2.558	Semi-Annually	3/17/16	3/17/28	706,361	706,361
	$91,900,000							$ 198,320	$ 197,790
* Citigroup is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s a ssumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$166,581,909	$ —	$166,581,909
Corporate Bonds	—	1,307,800	—	1,307,800
Short-Term Investments:
Repurchase Agreements	—	2,092,099	—	2,092,099
Investments in Derivatives:
Interest Rate Swaps*	—	197,790	—	197,790
Total	$ —	$170,179,598	$ —	$170,179,598
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments (excluding investments in derivatives) was $129,640,496.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$33,793,585
Depreciation	(644,768)
Net unrealized appreciation (depreciation) of investments	$33,148,817

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Borrowings as a percentage of Total Investments is 6.9%.
(6)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 28, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 28, 2015